Share-Based Compensation (Details) - Schedule of option plan to employees and directors	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Schedule of option plan to employees and directors [Abstract]
Number of options, Outstanding at beginning of year	14,213,400	16,647,903	11,759,503
Weighted average exercise price, Outstanding at beginning of year	$ 0.75	$ 0.75	$ 0.75
Number of options, Granted	12,096,000	4,320,000	5,228,400
Weighted average exercise price, Granted	$ 1.87	$ 0.69	$ 0.74
Number of options, Exercised	(240,000)
Weighted average exercise price, Exercised	$ 0.68
Number of options, Forfeited	(1,200,000)	(6,754,503)	(340,000)
Weighted average exercise price, Forfeited	$ 0.68	$ 0.75	$ 0.54
Number of options, Outstanding at end of year	24,869,400	14,213,400	16,647,903
Weighted average exercise price, Outstanding at end of year	$ 0.78	$ 0.73	$ 0.75
Number of options, Exercisable at end of year	11,587,867	5,310,000	10,979,503
Weighted average exercise price, Exercisable at end of year	$ 0.69	$ 0.75	$ 0.78